Other disclosures - Fair value of financial assets not at fair value (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 163,853	€ 176,554	€ 184,596
Financial assets, at fair value	7,667	8,543
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,037,898	958,378	995,482
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,042,089	966,790	1,005,554
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	13,558	6,753	10,907
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	121,640	146,468	149,711
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	81,998	77,654	92,016
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	7,667	8,543	6,651	€ 4,473
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	946,533	882,383	902,631
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,002,190	932,300	965,693
Loans and advances | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,006,711	940,258	975,523
Loans and advances | Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0	0
Loans and advances | Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	69,840	65,755	82,045
Loans and advances | Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	936,871	874,503	893,478
Debt instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	163,853	176,554	184,596
Debt instruments | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	35,708	26,078	29,789
Debt instruments | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	35,378	26,532	30,031
Debt instruments | Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	13,558	6,753	10,907
Debt instruments | Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	12,158	11,899	9,971
Debt instruments | Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 9,662	€ 7,880	€ 9,153